BUSINESS COMBINATION (Acquisition of Linkmotion, Narrative) (Details) - USD ($) $ in Thousands		7 Months Ended	12 Months Ended
	Jun. 15, 2015	Dec. 31, 2015	Dec. 31, 2015
Non-compete agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life			2 years 7 months 6 days
Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life			4 years 8 months 12 days
Linkmotion [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	67.00%
Cash consideration	$ 5,360
Non-controlling interest fair value, discount rate for lack of control	33.00%
Actual revenue from acquisition date		$ 80
Actual net losses from acquisition date		$ 2,526
Linkmotion [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets	$ 762
Identified intangible assets, estimated useful life	1 year
Linkmotion [Member] | Platform technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets	$ 1,949
Identified intangible assets, estimated useful life	5 years
Linkmotion [Member] | Hardware design [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets	$ 336
Identified intangible assets, estimated useful life	5 years